Net finance costs (Tables)	6 Months Ended
Dec. 31, 2022
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Summary of Net Finance Costs

	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Financial expenses
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	487	230	491
Interest capitalised at 5.20% (31 December 2021: 2.48%; 30 June 2022: 2.90%) 1	(114)	(49)	(113)
Interest on lease liabilities	62	63	119
Discounting on provisions and other liabilities	613	243	645
Other gains and losses:
Fair value change on hedged loans	(754)	(245)	(1,286)
Fair value change on hedging derivatives	659	218	1,277
Exchange variations on net debt	(90)	(83)	(99)
Other	–	–	16

Total financial expenses	863	377	1,050

Financial income
Interest income	(211)	(25)	(81)

Net finance costs	652	352	969

1
Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings.